ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

January 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus and Statement of Additional Information, each dated January 12, 2012, for ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread, each a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from the one contained in Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A, which was effective with the Securities and Exchange Commission on December 29, 2011 (Accession No. 0001193125-11-1355701).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang
Kenneth C. Fang
Vice President and Legal Counsel